UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05820
THE HYPERION TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
THE HYPERION TOTAL RETURN FUND, INC.
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: November 30
Date of reporting period: May 31, 2006

Item 1.     Reports to Shareholders.

THE HYPERION
TOTAL RETURN
FUND, INC.

Semi-Annual Report

May 31, 2006

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of May 31, 2006.

THE HYPERION TOTAL RETURN FUND, INC.

Portfolio of Investments as of May 31, 2006*

* As a percentage of total investments.

THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2006

Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Total Return Fund, Inc. (the “Fund”) for the semi-annual period ended May 31, 2006. The Fund’s shares are traded on the New York Stock Exchange (“NYSE”) under the symbol “HTR”.

Description of the Fund

The Fund is a diversified closed-end investment company. The Fund’s investment objective is to provide shareholders with a high total return, including short and long-term capital gains, and a high level of current income through the management of a portfolio of securities. The Fund pursues this objective by investing and actively managing a portfolio consisting primarily of U.S. Treasury, mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), and high yield corporate securities.

Portfolio Performance

For the six month period ending May 31, 2006, shareholders realized a total investment return of 7.21%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $8.45 on May 31, 2006, the Fund’s shares had a current yield of 8.52%, which was 3.49% higher than the yield of the 5-Year U.S. Treasury note, and competitive with the yields of other multi-sector bond funds in its category.

As of May 31, 2006, the Fund, inclusive of the effect of leverage, was managed with an average duration (a bond’s duration is the weighted average number of years until maturity of all its cash flows, including coupon payments and principal) of 4.3 years, as measured on a net asset basis.

Market Environment

The economy drifted sideways for the first half of the year. Business indicators and surveys from purchasing managers indicate growth; hard commodity prices have soared (although they appear to have peaked), and consumer confidence remains above 100. However, new home sales have dipped, home inventories have risen, oil prices remain high, and interest rates continue to climb. The stock markets are about unchanged for 2006.

The Fed raised the Fed Funds target rate four times during the last six months, most recently to 5.00% at the May 10 meeting, representing 16 meetings in a row that they have increased interest rates. The market anticipates another 25 basis point hike at the upcoming August meeting but we expect that the Fed is towards the end of this tightening cycle.

Our sense is that Fed Chairman Bernanke is looking to demonstrate his resolve in fighting inflation (and to make sure that any U.S. dollar weakness is moderate), so these last two tightening moves may be typical of the Fed overshooting on Fed Funds targeting.

We expect the impact of higher mortgage rates and higher energy prices to eventually have a negative impact on the consumer sector, which at 75% of GDP, would have a profound impact on the economy. We look for the economy to slow toward the end of third quarter, and expect the Fed to begin easing in the first quarter of 2007. As a point of reference, the average time between the last tightening of an interest rate cycle and the first ease of the next cycle has been nine months.

The yield curve has shifted higher across all maturities throughout the last six months as the Fed tightened. Additionally, interest rates (and stock markets) have been rising around the globe as other central banks have raised funding rates. This has led to a yield curve flattening in many markets. While increased geo-political issues (Iran, Venezuela) have increased the risk of longer maturity bonds, the global appetite for longer duration securities should keep longer dated Treasury yields from rising much further.

THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2006

Portfolio Strategy

Credit spreads tightened in three key sectors (residential, commercial and corporate credit) during 2006 despite signals of economic weakness, reflecting the huge global pool of funds that may be invested. Foreign buyers have continued to recycle U.S. dollars (from our large trade deficit) back into the financial markets (thereby keeping our interest rates relatively low).

The most significant yield spread tightening occurred in the commercial mortgage backed securities (CMBS) market. We had increased our CMBS allocation in February, with the idea that the strength in the business sector (versus some anticipated weakness in the consumer sector) would increase demand for office space, hotels and industrial space, which are some of the core components of the CMBS market. That view proved correct and BBB-rated CMBS bonds are 60 basis points tighter than at year-end. We remain fans of CMBS as those bonds are better insulated from many of the “shareholder friendly” corporate actions (e.g. MBO, share-buybacks, increase in leverage) that plagued the corporate credit sector.

We continue to position the Fund with an “up-in-credit” bias. Our AAA rated exposure remains in excess of 53%.

The Fund remains nearly fully leveraged (with a maximum of 50% of net assets by charter) to take advantage of the yield premium afforded by some of the mortgage-related credit sectors. We have kept some buying power in reserve should credit spreads widen.

The Fund’s exposure to increases in financing costs had been almost fully hedged (either through buying floaters or by using interest rate swaps) for the last year. In anticipation that the Fed is near the end of this tightening cycle, we have begun to leave some portion of the funding cost unhedged.

Similarly, given our view that longer maturity U.S Treasury interest rates are not likely to head much higher, we have extended the duration of the Fund slightly, to about 4.3 years. Over time, higher interest rates will cause some extension in duration of the underlying assets, although much less than what we expect in the Agency MBS market. Our intention is to manage the duration toward a target of 4.5 to 5.0 years during the summer.

THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2006

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund’s objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely,

CLIFFORD E. LAI President, The Hyperion Total Return Fund, Inc. President and Chief Executive Officer, Hyperion Brookfield Asset Management, Inc.

JOHN H. DOLAN Vice President, The Hyperion Total Return Fund, Inc. Chief Investment Officer, Hyperion Brookfield Asset Management, Inc.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)

				Principal
May 31, 2006	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 69.1%

U.S. Government Agency Collateralized Mortgage Obligations – 3.2%
Federal Home Loan Mortgage Corporation

Series 1675, Class KC	6.50%		10/15/10	$4,349	@	$4,388,155

Series 1587, Class SK	9.00	†	10/15/08	1,032		1,060,556

Series 1604, Class MC	9.00	†	11/15/08	663		679,779

Series 1604, Class SB	9.00	†	11/15/08	128		130,379

						6,258,869

Federal National Mortgage Association

Series 1997-79, Class PL	6.85		12/18/27	1,181		1,205,116

Series 1998-W6, Class B3	7.09		10/25/28	1,329		1,174,527

Series 1993-170, Class SC	9.00	†	09/25/08	68		70,866

Series 1993-48, Class C	9.50		04/25/08	80		81,041

						2,531,550

Total U.S. Government Agency Collateralized Mortgage Obligations

(Cost – $8,583,971)						8,790,419

U.S. Government Agency Pass-Through Certificates – 58.5%
Federal Home Loan Mortgage Corporation

Pool A16170	6.00		12/01/33	3,832	@	3,799,300

Pool A17112	6.00		12/01/33	12,321	@	12,216,233

Pool A24261	6.50		07/01/34	2,800		2,832,461

Pool A25455	6.50		08/01/34	4,035	@	4,081,348

Pool A13915	7.00		09/01/33	2,963		3,039,372

Pool A17331	7.00		12/01/33	124		126,959

Pool C53494	7.50		06/01/31	51		52,964

Pool C56878	8.00		08/01/31	719		762,818

Pool C58516	8.00		09/01/31	603		639,975

Pool C59641	8.00		10/01/31	371		392,986

Pool C55166	8.50		07/01/31	219		235,680

Pool C55167	8.50		07/01/31	79		85,017

Pool C55168	8.50		07/01/31	82		88,458

Pool C55169	8.50		07/01/31	214		230,414

Pool C60422	8.50		10/01/31	64		68,269

Pool C60423	8.50		10/01/31	247		265,499

Pool C60424	8.50		10/01/31	141		151,888

Pool G01466	9.50		12/01/22	2,292		2,490,780

Pool 555538	10.00		03/01/21	2,114		2,276,042

						33,836,463

Federal National Mortgage Association

TBA	6.00		07/01/26	18,000		17,758,116

Pool 649881	6.00		09/01/32	3,068		3,039,963

Pool 811125	6.00		02/01/35	3,602	@	3,560,608

Pool 650162	6.50		10/01/32	2,364		2,391,520

Pool 652870	6.50		10/01/32	2,182		2,207,525

Pool 654917	6.50		08/01/32	5,737	@	5,804,036

Pool 655843	6.50		09/01/32	2,552		2,581,143

Pool 783828	6.50		07/01/34	1,599		1,614,139

Pool 789949	6.50		07/01/34	4,592	@	4,635,744

Pool 796005	6.50		09/01/34	8,009	@	8,084,917

Pool 809240	6.50		01/01/35	2,862		2,888,705

Pool 555933	7.00		06/01/32	10,263	@	10,539,766

Pool 642102	7.00		05/01/32	2,668		2,737,490

Pool 645406	7.00		05/01/32	1,993		2,044,539

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)

			Principal
May 31, 2006	Interest		Amount		Value
	Rate	Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)

Pool 645912	7.00%	06/01/32	$2,123		$2,178,049

Pool 645913	7.00	06/01/32	2,076		2,130,559

Pool 651588	7.00	07/01/32	662		678,958

Pool 660181	7.00	10/01/32	604		619,587

Pool 661116	7.00	10/01/32	908		931,358

Pool 663372	7.00	10/01/32	357		366,172

Pool 663874	7.00	10/01/32	895		917,915

Pool 669474	7.00	11/01/32	725		744,195

Pool 678012	7.00	08/01/32	2,067		2,121,515

Pool 759505	7.00	01/01/34	2,786		2,855,322

Pool 794759	7.00	10/01/34	2,968		3,041,849

Pool 796481	7.00	08/01/34	2,592		2,656,051

Pool 843773	7.00	12/01/35	1,543		1,581,552

Pool 255053	7.50	12/01/33	769		797,185

Pool 545990	7.50	04/01/31	3,818	@	3,964,126

Pool 735576	7.50	11/01/34	4,730	@	4,912,442

Pool 784369	7.50	07/01/13	589		589,920

Pool 789284	7.50	05/01/17	1,158		1,191,021

Pool 827853	7.50	10/01/29	978		1,016,219

Pool 833602	7.50	11/01/35	3,912	@	4,056,998

Pool 885034	7.50	05/01/36	3,183	@	3,284,449

Pool 398800	8.00	06/01/12	1,181		1,225,398

Pool 735800	8.00	01/01/35	2,779		2,952,873

Pool 827855	8.50	10/01/29	1,991		2,141,578

Pool 545436	9.00	10/01/31	1,407		1,536,144

Pool 852865	9.00	07/01/20	3,011		3,255,603

Pool 458132	9.45	03/15/31	3,523		3,852,886

					125,488,135

Total U.S. Government Agency Pass-Through Certificates

(Cost – $163,531,056)					159,324,598

U.S. Treasury Obligations – 7.4%
United States Treasury Notes

(Cost – $20,657,967)	4.50	02/15/16	21,300	@	20,272,445

Total U.S. Government & Agency Obligations

(Cost – $192,772,994)					188,387,462

ASSET-BACKED SECURITIES – 29.3%

Housing Related Asset-Backed Securities – 22.9%
125 Home Loan Owner Trust

Series 1998-1A, Class M2*(b)	7.75	02/15/29	450		449,761
Access Financial Manufactured Housing Contract Trust

Series 1995-1, Class B1	7.65	05/15/21	10,060		7,545,000
Argent NIM Trust

Series 2004-WN3, Class A*(b)	5.93	03/25/34	4		3,866
Asset Backed Funding Corporation

Series 2005-AQ1, Class B1*(e)	5.75/6.25	06/25/35	1,986		1,676,250

Series 2005-AQ1, Class B2*(e)	5.75/6.25	06/25/35	2,087		1,733,132

					3,409,382

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)

				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust

Series 2004-FF8, Class B4*(d)	8.58	%†	10/25/34	$2,500	$2,340,057

Series 2004-FFH2, Class B1*(d)	8.58	†	06/25/34	2,750	2,655,920

					4,995,977

Green Tree Financial Corp.

Series 1998-3, Class A6	6.76		03/01/30	3,752	3,694,729

Series 1998-8, Class M1	6.98		09/01/30	5,000	2,350,000

Series 1997-6, Class B1	7.17		01/15/29	7,153	1,215,977

Series 1997-6, Class M1	7.21		01/15/29	6,100	4,636,000

Series 1997-3, Class M1	7.53		03/15/28	4,500	2,812,500

Series 1997-6, Class A9	7.55		01/15/29	2,476	2,560,550

Series 1995-6, Class M1	8.10		09/15/26	8,650	8,823,778

					26,093,534

Harborview Mortgage Loan Trust

Series 2005-14, Class B4*(b)	5.52	†	12/19/35	1,180	975,112

Series 2005-2, Class B4*(b)(d)	6.66	†	05/19/35	2,976	2,487,107

Series 2005-1, Class B4*(b)(d)	6.83	†	03/19/35	1,264	1,077,702

Series 2005-1, Class B5*(b)(d)	6.83	†	03/19/35	1,823	1,262,366

Series 2005-1, Class B6*(b)(d)	6.83	†	03/19/35	2,287	457,476

					6,259,763

Mid-State Trust

Series 10, Class B	7.54		02/15/36	1,867	1,612,084

Series 2004-1, Class M2	8.11		08/15/37	2,900	2,941,728

					4,553,812

Structured Asset Investment Loan Trust

Series 2004-11, Class M9(e)	5.00		01/25/35	3,775	3,552,060

Series 2004-8, Class B1(d)	7.58	†	09/25/34	2,000	1,912,254

					5,464,314

Structured Asset Securities Corporation

Series 2005-6, Class B5	5.34	†	05/25/35	986	768,364

Series 2005-6, Class B6	5.34	†	05/25/35	986	606,155

Series 2005-6, Class B7	5.34	†	05/25/35	666	199,741

					1,574,260

Vanderbilt Mortgage Finance, Inc. Series 2001-B, Class A5	6.96		09/07/31	2,000	2,029,962

Total Housing Related Asset-Backed Securities

(Cost – $71,175,372)					62,379,631

Non-Housing Related Asset-Backed Securities – 2.1%
Aerco Ltd.

Series 2A, Class A3*(b)	5.54	†	07/15/25	3,339	2,888,292
Airlines Pass Through Trust

Series 1R, Class A8	5.46	†	03/15/19	2,846	2,724,952
Global Rated Eligible Assets Trust

Series 1998-A, Class A1	7.33		03/15/06	1,560	7,802
Securitized Multiple Asset Rated Trust

Series 1997-2, Class A(c)	8.24		03/15/06	2,265	11,325

Total Non-Housing Related Asset-Backed Securities

(Cost – $5,044,246)					5,632,371

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)

				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)

Franchise Securities – 0.2%
FFCA Secured Lending Corp.

Series 1998-1, Class A1B*(b)	6.73%		10/18/25	$215	$214,824
Franchisee Loan Receivable Trust

Series 1995-B, Class A*	9.33	†	01/15/11	980	385,889

Total Franchise Securities

(Cost – $1,199,939)					600,713

Collateralized Debt Obligations – 4.1%
Anthracite CDO I Ltd.

Series 2002-CIBA, Class CFL*(b)	6.33	†	05/24/37	5,000	5,238,085
Apidos CDO

Series 2005-2A, Class B*(b)	5.50	†	12/21/18	4,000	3,940,000
Porter Square CDO I Limited

Series 1A, Class C*(b)	8.63	†	08/15/38	2,000	2,055,000

Total Collateralized Debt Obligations

(Cost – $10,916,787)					11,233,085

Total Asset-Backed Securities

(Cost – $88,336,344)					79,845,800

COMMERCIAL MORTGAGE BACKED SECURITIES – 18.4%
Bear Stearns Commercial Mortgage Securities

Series 2006-PWR11, Class H*	5.63		03/11/39	1,700	1,560,348

Series 1999-C1, Class D	6.53		02/14/31	5,000	5,082,550

					6,642,898

CD 2006 CD2

Series 2006-CD2, Class J*	5.47		01/11/46	1,000	915,732
Commercial Mortgage Asset Trust

Series 1999-C1, Class C	7.35		01/17/32	2,000	2,185,496
Commercial Mortgage Lease-Backed Certificate

Series 2001-CMLB, Class A1*(b)	6.75		06/20/31	1,912	1,970,703
Credit Suisse First Boston Mortgage

Series 2004-C5, Class J*(b)	4.65	†	11/15/37	1,000	854,129
Credit Suisse Mortgage Capital Certificates

Series 2006-C1, Class K*(b)	5.74		02/15/16	4,715	4,358,485
First Chicago/ Lennar Trust

Series 1997-CHL1, Class D*(b)	7.62	†	04/29/39	1,213	1,215,077

GM Building Mezzanine Loan(g)	6.00		02/10/10	5,000	4,745,955
JP Morgan Chase Commercial Mortgage Securities Corp.

Series 2006-CIIBC, Class H*(b)	5.54		12/12/44	2,300	2,122,005
JP Morgan Commercial Mortgage Finance Corp.

Series 1999-C8, Class C	7.43	†	07/15/31	5,000 @	5,260,205
LB-UBS Commercial Mortgage Trust

Series 2002-C2, Class L*(b)	5.68		07/15/35	5,300	5,083,919
Morgan Stanley Capital I

Series 2006-TOP21, Class H*(b)	5.44		10/12/52	1,500	1,342,185

Series 2006-IQ11, Class J*	5.53		06/15/42	256	210,640

					1,552,825

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)

				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Nationslink Funding Corp.

Series 1998-2, Class F*(b)	7.11%		08/20/30	$4,840	$5,003,640
UBS 400 Atlantic Street Mortgage Trust

Series 2002-C1A, Class B3*(b)	7.19		01/11/22	3,000	3,099,300
Wachovia Bank Commercial Mortgage Trust

Series 2005-C16, Class H*(b)	5.30	†	10/15/41	4,000	3,694,064

Series 2004-WL4A, Class H*(b)	5.93	†	10/15/15	1,300	1,300,335

					4,994,399

Total Commercial Mortgage Backed Securities

(Cost – $48,365,955)					50,004,768

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 14.4%

Subordinated Collateralized Mortgage Obligations – 14.4%
Banc of America Alternative Loan Trust

Series 2004-3, Class 30B6	5.50		04/25/34	741	255,690
Banc of America Funding Corporation

Series 2003-3, Class B4	5.46	†	10/25/33	913	797,884

Series 2003-3, Class B5	5.46	†	10/25/33	913	634,982

Series 2003-3, Class B6	5.46	†	10/25/33	916	366,415

					1,799,281

Banc of America Mortgage Securities, Inc.

Series 2005-4, Class B4	5.50		05/25/35	543	441,091

Series 2005-4, Class B5	5.50		05/25/35	407	257,599

Series 2005-4, Class B6	5.50		05/25/35	272	91,100

Series 2005-5, Class 30B4	5.50		06/25/35	793	641,872

Series 2005-5, Class 30B5	5.50		06/25/35	595	373,344

Series 2005-5, Class 30B6	5.50		06/25/35	596	199,513

Series 2001-4, Class 1B3	6.75		04/20/31	1,653	1,651,616

					3,656,135

Countrywide Home Loans

Series 2003-57, Class B3	5.50		01/25/34	485	405,534
First Horizon Mortgage Pass-Through Trust

Series 2005-4, Class B5*(b)	5.45	†	07/25/35	423	257,951

Series 2005-4, Class B6*(b)	5.45	†	07/25/35	424	125,028

Series 2005-3, Class B5	5.50		06/25/35	340	209,810

Series 2005-3, Class B6	5.50		06/25/35	341	100,452

					693,241

First Republic Mortgage Loan Trust

Series 2000-FRB1, Class B3	5.58	†	06/25/30	423	422,866
G3 Mortgage Reinsurance Ltd.

Series 1, Class E*(b)	25.08	†	05/25/08	5,569	6,063,669
GMAC Mortgage Corp. Loan Trust

Series 2003-J9, Class B1	5.50		01/25/34	870	682,858

Series 2003-J9, Class B2	5.50		01/25/34	870	511,788

Series 2003-J9, Class B3	5.50		01/25/34	851	217,041

					1,411,687

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)

				Principal
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
JP Morgan Mortgage Trust

Series 2003-A2, Class B4	4.55	%†	11/25/33	$544	$479,818
Residential Finance Limited Partnership

Series 2004-B, Class B5*(b)	6.63	†	02/10/36	3,458	3,493,059

Series 2002-A, Class B7	10.78	†	10/10/34	2,831	2,845,548

					6,338,607

Residential Funding Mortgage Securities I, Inc.

Series 2004-S1, Class B1	5.25		02/25/34	597	491,009

Series 2004-S1, Class B3	5.25		02/25/34	242	82,191

Series 2003-S7, Class B2	5.50		05/25/33	671	446,247

Series 2003-S7, Class B3(a)	5.50		05/25/33	958	368,660

					1,388,107

Resix Finance Ltd. Credit-Linked Notes

Series 2005-C, Class B7*(b)	8.18	†	09/10/37	3,964	3,949,311

Series 2004-C, Class B7*(b)	8.58	†	09/10/36	1,465	1,480,228

Series 2003-D, Class B7*(b)	10.83	†	12/10/35	1,915	1,952,523

Series 2003-CB1, Class B8*(b)	11.83	†	06/10/35	1,904	1,964,929

Series 2004-A, Class B10*(b)	16.58	†	02/10/36	847	872,154

					10,219,145

Washington Mutual

Series 2005-AR2, Class B11(d)	5.91	†	01/25/45	3,727	2,674,534

Series 2005-AR2, Class B12(d)	5.91	†	01/25/45	3,256	586,096

					3,260,630

Wells Fargo Mortgage Backed Securities Trust

Series 2004-6, Class B4	5.50		06/25/34	1,764	1,489,428

Series 2004-6, Class B5	5.50		06/25/34	1,059	729,823

Series 2004-6, Class B6	5.50		06/25/34	706	268,167

Series 2002-10, Class B6	6.00		06/25/32	475	334,877

					2,822,295

Total Subordinated Collateralized Mortgage Obligations

(Cost – $39,002,031)					39,216,705

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $39,002,031)					39,216,705

				Notional
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

INTEREST ONLY SECURITIES – 6.8%
Banc of America Commercial Mortgage Inc.

Series 2003-1, Class XP2*(b)(f)	1.40	%†	09/11/36	55,684	2,349,831
Bear Stearns Commercial Mortgage Securities

Series 2001-TOP2, Class X2*(b)(f)	1.07	†	02/15/35	74,184	1,551,335

COMM Commercial Mortgage Class 2001-J2A, Class EIO*(b)(f)	3.74	†	07/16/34	10,000	2,784,650
Commercial Capital Access One, Inc.

Series 2001-A, Class T1(f)	4.50		02/15/09	18,000	2,061,000
GMAC Commercial Mortgage Securities, Inc.

Series 2003-C1, Class X1*(b)(f)	0.23	†	05/10/36	85,031	3,437,823
GS Mortgage Securities Corp. II

Series 2001-ROCK, Class X1*(b)(f)	0.21	†	05/03/18	251,924	2,776,784

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)

				Notional
May 31, 2006	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

INTEREST ONLY SECURITIES (continued)
Vendee Mortgage Trust

Series 1997-2, Class IO(f)	0.06	%†	06/15/27	$42,022	$75,640
Wachovia Bank Commercial Mortgage Trust

Series 2002-C2, Class IO1*(b)(f)	0.39	†	11/15/34	82,723	3,548,802

Total Interest Only Securities

(Cost – $17,876,834)					18,585,865

	Shares

COMMON STOCK – 1.3%

Duke Realty Corp. (REIT)	11,583	393,127

MFA Mortgage Investments Incorporated (REIT)	171,900	1,165,482

Opteum Incorporated Class A (REIT)	107,200	904,768

Sunset Financial Resources Incorporated (REIT)	115,000	967,150

Total Common Stock

(Cost – $3,295,492)		3,430,527

PREFERRED STOCK – 1.1%

Equity Office Properties Trust Series B, 5.25% (REIT)	46,012	2,354,894

SL Green Realty Corp. Series C, 7.63% (REIT)	29,900	753,480

Total Preferred Stock

(Cost – $2,725,533)		3,108,374

			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 0.8%

Federal Home Loan Bank Discount Notes	4.93	06/02/06	$2,000	1,999,726

United States Treasury Bills	0	06/15/06	100 #	99,816

Total Short Term Investments

(Cost – $2,098,590)				2,099,542

Total Investments – 141.2%

(Cost – $394,473,773)				384,679,043

Liabilities in Excess of Other Assets – (41.2)%				(112,244,082)

NET ASSETS – 100.0%				$272,434,961

†	—	Variable Rate Security: Interest rate is the rate in effect May 31, 2006.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.
(b)	—	Private placement.
(c)	—	This issue is currently making only partial interest payments.
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2006

(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.
(g)	—	Represents investment in Mezzanine loans.
#	—	Portion or entire principal amount is held as collateral for open futures contracts (Note 7).
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust
TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.
@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
May 31, 2006

Assets:

Investments in securities, at market (cost $389,659,805) (Note 2)	$379,933,088

Investments in Mezzanine loans (cost $4,813,968)	4,745,955

Total Investments (cost $394,473,773)	384,679,043

Cash	158,375

Interest and dividends receivable	2,487,669

Receivable for investments sold	17,847,562

Principal paydowns receivable	48,657

Prepaid expenses and other assets	94,873

Receivable for variation margin	13,234

Total assets	405,329,413

Liabilities:

Reverse repurchase agreements (Note 5)	96,613,625

Interest payable for reverse repurchase agreements (Note 5)	158,984

Payable for investments purchased	35,890,572

Unrealized depreciation on swap contracts (Note 7)	40,052

Investment advisory fee payable (Note 3)	149,790

Administration fee payable (Note 3)	41,429

Total liabilities	132,894,452

Net Assets (equivalent to $8.84 per share based on 30,813,437 shares issued and outstanding)	$272,434,961

Composition of Net Assets:

Capital stock, at par value ($.01) (Note 6)	$308,134

Additional paid-in capital (Note 6)	300,883,422

Accumulated undistributed net investment income	4,994,569

Accumulated net realized loss	(23,913,816)

Net unrealized depreciation on investments, swaps contracts and futures	(9,837,348)

Net assets applicable to capital stock outstanding	$272,434,961

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Operations – (Unaudited)
May 31, 2006

Investment Income (Note 2):

Interest	$14,711,535

Dividends	135,662

14,847,197

Expenses:

Investment advisory fee (Note 3)	885,643

Administration fee (Note 3)	272,506

Insurance	124,162

Custodian	25,716

Reports to shareholders	17,182

Accounting and tax services	41,219

Transfer agency	24,881

Directors’ fees	37,417

Legal	90,012

Registration fees	15,567

Miscellaneous	8,627

Total operating expenses	1,542,932

Interest expense on reverse repurchase agreements (Note 5)	2,307,805

Total expenses	3,850,737

Net investment income	10,996,460

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):

Net realized gain (loss) on:

Investment transactions	217,943

Swap contracts	437,462

Futures transactions	614,677

Net realized gain on investment transactions, swap contracts and futures transactions	1,270,082

Net change in unrealized appreciation/depreciation on:

Investments	(2,174,067)

Swap contracts	(337,445)

Futures	(437,593)

Net change in unrealized depreciation on investments, swap contracts and futures	(2,949,105)

Net realized and unrealized loss on investments, swap contracts and futures	(1,679,023)

Net increase in net assets resulting from operations	$9,317,437

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Changes in Net Assets – (Unaudited)
May 31, 2006

	For the Six Months
	Ended	For the Year
	May 31, 2006	Ended
	(Unaudited)	November 30, 2005

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$10,996,460	$24,314,343

Net realized gain (loss) on investment transactions, swap contracts and futures transactions	1,270,082	(763,187)

Net change in unrealized depreciation on investments, swap contracts and futures	(2,949,105)	(5,940,660)

Net increase in net assets resulting from operations	9,317,437	17,610,496

Dividends to Shareholders (Note 2):

Net investment income	(11,092,837)	(25,406,137)

Capital Stock Transactions (Note 6):

Net asset value of shares issued through dividend reinvestment (0 and 49,223 shares, respectively)	—	471,064

Net increase from capital stock transactions	—	471,064

Total decrease in net assets	(1,775,400)	(7,324,577)

Net Assets:

Beginning of period	274,210,361	281,534,938

End of period (including undistributed net investment income of $4,994,569 and $3,891,987, respectively)	$272,434,961	$274,210,361

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Cash Flows – (Unaudited)
May 31, 2006

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations	$9,317,437

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Purchases of long-term portfolio investments	(159,919,867)

Proceeds from disposition of long-term portfolio investments, principal paydowns, and securities sold short	160,947,717

Purchase of short-term portfolio investments, net	274

Increase in interest and dividends receivable	(134,294)

Increase in receivable for investments sold and paydowns	(17,789,706)

Increase in prepaid expenses and other assets	(64,647)

Decrease in variation margin receivable	14,422

Increase in interest payable for reverse repurchase agreements	11,806

Increase in payable for investments purchased	16,892,056

Increase in investment advisory fee payable	2,869

Increase in administration fee payable	883

Decrease in accrued expenses and other liabilities	(8,263)

Net accretion on investments	(736,645)

Unrealized depreciation on investments	2,174,067

Unrealized depreciation on swaps	337,445

Net realized gain on investment transactions	(217,943)

Net cash provided by operating activities	10,827,611

Cash flows provided by (used for) financing activities:

Net cash used for reverse repurchase agreements	(108,271)

Dividends paid to shareholders, net of reinvestments	(11,092,837)

Net cash used for financing activities	(11,201,108)

Net decrease in cash	(373,497)

Cash at beginning of period	531,872

Cash at end of period	$158,375

Interest payments for the six months ended May 31, 2006, totaled $2,295,999.

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended		For the Year Ended November 30,
	May 31, 2006
	(Unaudited)		2005	2004	2003	2002		2001

Per Share Operating Performance:

Net asset value, beginning of period	$8.90		$9.15	$9.29	$9.24	$9.17		$9.41

Net investment income	0.36		0.79	0.79	0.85	0.89		0.88

Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	(0.06)		(0.21)	(0.03)	0.10	0.08		0.26

Net increase in net asset value resulting from operations	0.30		0.58	0.76	0.95	0.97		1.14

Net effect of shares repurchased	—		—	—	—	—	*	— *

Dividends from net investment income	(0.36)		(0.83)	(0.90)	(0.90)	(0.90)		(0.87)

Offering costs charged to additional paid-in- capital	—		—	—	—	—	*	(0.09)

Dilutive effect of rights offering	—		—	—	—	—		(0.42)

Net asset value, end of period	$8.84		$8.90	$9.15	$9.29	$9.24		$9.17

Market price, end of period	$8.4500		$8.2200	$10.2900	$10.1600	$9.2800		$8.5700

Total Investment Return+	7.21%	(1)	(12.63)%	11.31%	20.43%	19.39%		13.13% ++

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$272,435		$274,210	$281,535	$285,149	$282,568		$280,106

Operating expenses	1.13%	(2)	1.08%	1.10%	1.15%	1.05%		1.11%

Interest expense	1.69%	(2)	1.41%	0.61%	0.47%	0.84%		1.22%

Total expenses	2.82%	(2)	2.49%	1.71%	1.62%	1.89%		2.33%

Net investment income	8.07%	(2)	8.68%	8.55%	9.10%	9.62%		9.21%

Portfolio turnover rate	42%	(1)	43%	80%	89%	61%		43%

+	Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

++	Adjusted for assumed reinvestment of proceeds of rights offering.

*	Rounds to less than $0.01.

(1)	Not Annualized

(2)	Annualized

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

1.     The Fund

The Hyperion Total Return Fund, Inc. (the “Fund”), which was incorporated under the laws of the State of Maryland on May 26, 1989, is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurance can be given that the Fund’s investment objective will be achieved.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 27% of the investments in securities held by the Fund at May 31, 2006) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of May 31, 2006.

When-Issued Purchases and Forward Commitments: The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, Hyperion Brookfield Asset Management, Inc. (formerly Hyperion Capital Management, Inc.) (the “Advisor”) will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.     Investment Advisory Agreements and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Advisor as described in the Proxy Statement to Stockholders dated March 18, 2005 (the “Transaction”) the Fund entered into an Investment Advisory Agreement (the “New Investment Advisory Agreement”) with the Advisor on April 28, 2005. The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund’s average weekly net assets. During the six months ended May, 31 2006, the Advisor earned $885,643 in investment advisory fees.

The Fund has entered into an Administration Agreement with Hyperion Brookfield Asset Management, Inc. (formerly Hyperion Capital Management, Inc.) (the “Administrator”). The Administrator entered into a sub-administration agreement with State Street Bank and Trust company (the “Sub-Administrator”). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund’s average weekly net assets. During the six months ended May, 31 2006, the Administrator earned $272,506 in administration fees. The administrator is responsible for any fees due the Sub-Administrator.

Certain officers and directors of the Fund are officers and/or directors of the Advisor or the Administrator.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities, short sales and reverse repurchase agreements, for the six months ended May 31, 2006, were $14,471,291 and $40,128,740, respectively. Purchases and sales of U.S. Government securities, for the six months ended May 31, 2006 were $145,508,576 and $120,738,482, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

5.     Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$3,163,000	CS First Boston, 5.05%, dated 5/18/06, maturity date 6/19/06	$3,177,198

4,556,000	CS First Boston, 5.05%, dated 5/18/06, maturity date 6/19/06	4,576,451

11,883,000	Goldman Sachs, 5.06%, dated 5/11/06, maturity date 6/15/06	11,941,458

4,748,000	Greenwich Capital Markets, 5.05%, dated 5/23/06, maturity date 6/7/06	4,757,991

7,857,000	Greenwich Capital Markets, 5.05%, dated 5/23/06, maturity date 6/7/06	7,873,532

5,016,000	J.P. Morgan Chase, 5.13%, dated 5/22/06, maturity date 6/22/06	5,038,158

4,260,000	Lehman Brothers, 5.07%, dated 5/23/06, maturity date 6/22/06	4,277,999

10,222,000	Lehman Brothers, 5.05%, dated 5/24/06, maturity date 6/14/06	10,252,112

5,635,000	Lehman Brothers, 5.07%, dated 5/23/06, maturity date 6/22/06	5,658,808

3,967,000	Lehman Brothers, 5.07%, dated 5/23/06, maturity date 6/22/06	3,983,761

3,683,000	Lehman Brothers, 5.07%, dated 5/24/06, maturity date 6/27/06	3,700,635

9,587,500	Lehman Brothers, 4.65%, dated 5/25/06, maturity date 6/5/06	9,601,122

10,862,125	Lehman Brothers, 4.55%, dated 5/22/06, maturity date 6/5/06	10,881,345

3,934,000	Merrill Lynch, 5.06%, dated 5/11/06, maturity date 6/20/06	3,956,118

3,840,000	Merrill Lynch, 5.06%, dated 5/11/06, maturity date 6/20/06	3,861,589

3,400,000	Morgan Stanley, 5.05%, dated 5/17/06, maturity date 6/15/06	3,413,831

$96,613,625

	Maturity Amount, Including Interest Payable	$96,952,108

	Market Value of Assets Sold Under Agreements	$98,860,771

	Weighted Average Interest Rate	4.96%

The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2006, was approximately $102,485,516 at a weighted average interest rate of 4.50%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $115,125,044 as of January 17, 2006, which was 29.66% of total assets.

6.     Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 30,813,437 shares outstanding at May 31, 2006, the Advisor owned 11,112 shares.

The Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock, or approximately 3.7 million of the Fund’s shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

For the six months ended May 31, 2006 and year ended November 30, 2005, no shares have been repurchased. All shares repurchased have been retired. Since inception of the stock repurchase program 2,089,740 shares have been repurchased pursuant to this program at a cost of $18,605,505 and at an average discount of 13.18% from its net asset value.

The Fund issued to its shareholders of records as of the close of business on August 27, 2001 transferable rights to subscribe for up to an aggregate 7,644,525 shares of common stock of the Fund at a rate of one share of common stock for 3 rights held at the subscription price $8.10 per share. During September 2001, the Fund issued, in total, 7,644,525 shares of Common Stock on exercise of such Rights. Rights offering costs of $515,977 and brokerage and deal-manager commissions of $2,322,025 were charged directly against the proceeds of the Offering. An adjustment of $16,696 related to such offering costs was credited to paid-in capital during the year ended November 30, 2002.

7.     Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2006.

As of May 31, 2006, the following swap agreement was outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Depreciation

$2,500,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.100% and to pay only in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 05-PWR9K.	$(40,052)

As of May 31, 2006, the following futures contracts were outstanding:

Long:

					Unrealized
Notional			Cost at	Value at	Appreciation/
Amount	Type	Expiration Date	Trade Date	May 31, 2006	(Depreciation)

$15,000,000	5 Yr. U.S. Treasury Note	September 2006	$15,598,782	$15,541,406	$(57,376)

Short:

					Unrealized
Notional			Cost at	Value at	Appreciation/
Amount	Type	Expiration Date	Trade Date	May 31, 2006	(Depreciation)

$16,300,000	10 Yr. U.S Treasury Note	September 2006	$17,157,075	$17,102,265	$54,810

8.     Federal Income Tax Information

The below information is based upon financial data and book/tax differences as of May 31, 2006. As a result, the amounts provided may change based upon year-end information.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2006

At May 31, 2006, the tax character of the $11,092,837 of distributions paid was entirely from ordinary income. During the year ended November 30, 2005, the tax character of the $25,406,137 of distributions paid was also entirely from ordinary income.

At May 31, 2006, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed Tax Ordinary Income	$4,999,089

Accumulated capital loss	(23,916,382)

Tax basis unrealized depreciation	(9,839,302)

Total	$(28,756,595)

The differences between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to the mark-to-market of futures and differing treatment of swap interest income (expense) for tax purposes.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at May 31, 2006 was $394,473,773. Net unrealized depreciation was $9,794,730 (gross unrealized appreciation — $6,755,545; gross unrealized depreciation — $16,550,275). At May 31, 2006, the Fund had a capital loss carryforward of $23,916,382, of which $4,541,146 expires as of November 30, 2007, $3,003,624 expires as of November 30, 2008, $8,349,330 expires as of November 30, 2009, $3,566,846 expires as of November 30, 2010, $3,587,094 expires as of November 30, 2013, and $868,342 expires as of November 30, 2014, available to offset any future gains, to the extent provided by regulations.

Capital Account Reclassification: At May 31, 2006, the Fund’s undistributed net investment income was increased by $1,364,584 with an offsetting increase in accumulated net realized loss. These adjustments were primarily the result of current period paydown reclassifications and swap interest income (expense) reclassifications.

9.     Subsequent Events

Dividend: The Fund’s Board of Directors declared the following regular monthly dividends:

Dividend	Record	Payable
Per Share	Date	Date

$0.060	06/13/06	06/29/06
$0.060	07/18/06	07/27/06

10.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnification. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

COMPLIANCE CERTIFICATIONS (Unaudited)

On May 17, 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

PROXY RESULTS (Unaudited)

During the six months ended May 31 2006, The Hyperion Total Return Fund, Inc. shareholders voted on the following proposals at a shareholders’ meeting on April 18, 2006. The description of each proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

1. To elect to the Fund’s Board of Directors

Robert F. Birch:	27,815,894	0	468,177

	Shares Voted	Shares Voted	Shares Voted
	for	Against	Abstain

2. To elect to the Fund’s Board of Directors

Stuart A. McFarland:	27,812,647	0	471,424

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

3. To elect to the Fund’s Board of Directors

Louis P. Salvatore:	27,782,138	0	501,933

THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of The Hyperion Total Return Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
Name, Address	Office and Length of	and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Disinterested Director Class II Director to serve until 2007 Annual Meeting of Stockholders:

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 63	Chairman Elected December 2003 Director since July 1989, Member of the Audit Committee, Chairman of Nominating and Compensation Committee Elected for Three Year Term	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder of Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Trustee of Excelsior Funds (33) (1994-Present).	4

Disinterested Directors Class I Directors to serve until 2009 Annual Meeting of Stockholders:

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 70	Director since December 1998, Member of the Audit Committee, Member of Nominating and Compensation Committee, Member of Executive Committee Elected for Three Year Term	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); Director and President of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001 to Present).	4

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 59	Director since April 2006, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected for Three Year Term	Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005- Present); Managing Partner of Federal City Capital Advisors (1997-Present).	2

THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
Name, Address	Office and Length of	and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Interested Director Class III Director to serve until 2008 Annual Meeting of Stockholders:

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 53	Director since December 2003 Member of Executive Committee Elected for Three Year Term	Managing Partner (2005-Present), President (1998-Present) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River Capital, Inc. (2005- Present); President and Director of several investment companies advised by the Advisor (1995-Present); Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion-GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

Disinterested Director Class III Director to serve until 2008 Annual Meeting of Stockholders:

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 59	Director since September 2005, Chairman of the Audit Committee, Member of Compensation and Nominating Committee Elected for Two Year Term	Director of several investment companies advised by the Advisor or by its affiliates (2005- Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Director of Professional Services Insurance Company Limited (2002-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	2

*	Interested person as defined by the Investment Company Act of 1940 (the “1940 Act”) because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	President	Elected Annually Since April 1993	Please see “Information Concerning Directors.”
John Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 52	Vice President	Elected Annually Since March 1998	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present); Board of Managers (1995-2006) of Hyperion-GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).
Daniel S. Kim* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 38	Chief Compliance Officer (“CCO”) & Secretary	Elected Annually CCO Since September 2004 and Secretary Since January 2005	Director, General Counsel and CCO (2004- Present), and Secretary (2005-Present) of the Adviser; Secretary (2005-Present) and CCO (2004-Present) of several investment companies advised by the Advisor; Assistant Secretary of Crystal River Capital, Inc (2005-Present); Secretary (2005-2006) and CCO (2004-2006) of Hyperion GMAC Capital Advisors, LLC; Vice President, Assistant General Counsel and CCO of Oak Hill Capital Management, Inc. (2001-2004) and Assistant General Counsel of Oak Hill Advisors, LP (2000-2004).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 47	Treasurer	Elected Annually Since February 1998	Managing Director, Chief Operating Officer (1998-Present) and Chief Financial Officer (2000-Present) of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly, Lend Lease Hyperion Capital Advisors, LLC) (1996-2006).

*	Interested person as defined by the Investment Company Act of 1940 (the “1940 Act”) because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746

DIVIDEND REINVESTMENT PLAN

A Dividend Reinvestment Plan (the “Plan”) is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund’s Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

(This page intentionally left blank)

INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION BROOKFIELD ASSET
MANAGEMENT, INC.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010
For General Information about the Fund:
1 (800) HYPERION

SUB-ADMINISTRATOR

STATE STREET BANK and TRUST COMPANY
2 Avenue De Lafayette
Lafayette Corporate Center
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET BANK and TRUST COMPANY
2 Avenue De Lafayette
Lafayette Corporate Center
Boston, Massachusetts 02116

TRANSFER AGENT

AMERICAN STOCK TRANSFER & TRUST
COMPANY
Investor Relations Department
59 Maiden Lane
New York, NY 10038
For Shareholder Services:
1 (800) 937-5449

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

BRIGGS, BUNTING & DOUGHERTY, LLP
Two Penn Center, Suite 820
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL

SULLIVAN & WORCESTER LLP
1666 K Street, NW
Washington, D.C. 20006

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares in the open market at prevailing market prices.

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1 (800) SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1 (800) HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1 (800) 497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1 (800) 497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Rodman L. Drake*
Chairman

Robert F. Birch*
Director

Stuart A. McFarland*
Director

Louis P. Salvatore*
Director

Clifford E. Lai
Director and President

John Dolan
Vice President

Thomas F. Doodian
Treasurer

Daniel Kim
CCO and Secretary

* Audit Committee Members

The financial information included herein is taken from records of the Fund without audit by the Fund’s independent auditors, who do not express an opinion thereon.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The Hyperion Total Return Fund, Inc.

Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     Please see Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HYPERION TOTAL RETURN FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: July    25     , 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer
Date: July    25     , 2006

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer
Date: July    25     , 2006